Document and Entity Information	Mar. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001526520
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 22, 2026
Entity Registrant Name	TRIPADVISOR, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-35362
Entity Tax Identification Number	80-0743202
Entity Address, Address Line One	400 1st Avenue
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	(781)
Local Phone Number	800-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TRIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false